Prepaid Expenses, Other Prepaid for Events and Long-Term Prepaids	12 Months Ended
Sep. 30, 2025
Prepaid Expenses, Other Prepaid for Events and Long-Term Prepaids [Abstract]
Prepaid Expenses, Other prepaid for events and Long-term Prepaids

4. Prepaid Expenses, Other prepaid for events and Long-term Prepaids

Prepaid expenses consist of the following:

	September 30, 2025	September 30, 2024
	US$	US$
Prepaid fees to Renda	81,359	73,429
Prepaid fees to Beijing University Graduate School of Education	-	670,820
Prepaid insurance	13,437	66,930
Other prepaid expenses	42,091	146,859
Prepaid tuition fees to Shanghai Jiao Tong University	-	144,131
Prepaid fees to Guangzhou Zhonghong Hean	67,215	100,822
Prepaid to Jishi Holdings	386,341	-
Total	590,443	1,202,991

Prepaid fees to Renda represent the fees that the Company prepaid to Beijing Renda Finance and Education Technology Co., Ltd (“Renda”) for services have yet to be provided by Renda. The prepaid fees will be recognized into general and administrative expense when such fees are incurred based on the actual costs incurred by Renda on behalf of the Company’s business partners in China, Beijing Renda Financial Education Technology Co., Ltd. and Wenfeng Shenghe Study Abroad Co. Ltd..

Prepaid fees to Beijing University Graduate School of Education (“BUGSE”) represent tuition fees that the Company paid to BUGSE for services. During the fiscal year ended September 30, 2024, the Company has entered into a training agreement with BUGSE, pursuant to which BUGSE will provide some International Innovation Talent Training (“IIT”) courses to students of the Company. During the fiscal year ended September 30, 2025, the services have been provided by BUGSE.

Prepaid tuition fees to Shanghai Jiao Tong University represent the fees that the Company prepaid to Shanghai Jiao Tong University for services have yet to be provided. The prepaid fees will be recognized into costs of services when such fees are incurred based on the actual costs incurred by Shanghai Jiao Tong University.

Prepaid fees to Guangzhou Zhonghong Hean represent the fees that the Company prepaid to Guangzhou Zhonghong Hean for consulting and agency services have yet to be provided. The prepaid fees will be charged into expenses when Guangzhou Zhonghong Hean provided the consulting and agency services to the Company.

Prepaid fees to Jishi Holdings represent the fees that the Company prepaid to Jishi Holdings for services have yet to be provided. The prepaid fees will be charged into costs of services when such fees are incurred based on the actual costs incurred by Jishi Holdings.

Other prepaid for event consist of the following:

	September 30, 2025	September 30, 2024
	US$	US$
Prepaid for soccer games	7,500,023	-

Long-term Prepaids consist of the following:

	September 30, 2025	September 30, 2024
	US$	US$
Prepaid for soccer games	-	7,500,023

The prepaid for soccer games represents a service fee prepaid to Argentine Football Association (the “AFA”), On November 23, 2023, the Company’s subsidiary, SouthGilmore, entered into an agreement (the “Agreement”) with AFA, pursuant to which the parties agreed that hold certain international friendly matches between the Argentine men’s national soccer team and similar opponents in China or Asia. Pursuant to the Agreement, SouthGilmore agreed to pay the AFA a total of $15.0 million, of which $7.5 million was prepaid by the Company in November 2023 in connection with the execution of the Agreement. In addition, pursuant to the Agreement, SouthGilmore agreed to assume the costs and obligations related to stadium charges, security, ticketing and all other matters generally related to the organization of the games. The friendly matches have not been held yet due to the delays in finding the proper components and the proper venues. In April 2024, the AFA confirmed to SouthGilmore that it was rescheduling the previously scheduled matches. In January 2026, AFA proposed to organize these two matches in the September 2026 window and SouthGilmore is in consideration of agreeing on this proposal.